UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08059

Cohen & Steers Global Realty Shares, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Tina M. Payne 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2014

Item 1. Schedule of Investments

COHEN & STEERS GLOBAL REALTY SHARES, INC.

SCHEDULE OF INVESTMENTS

September 30, 2014 (Unaudited)

	Number of Shares	Value
COMMON STOCK 99.1%
AUSTRALIA 5.5%
REAL ESTATE
DIVERSIFIED 1.3%
BGP Holdings PLC (EUR)(a),(b),(c)	4,151,319	$0
Dexus Property Group	5,352,109	5,201,505
		5,201,505
INDUSTRIALS 1.3%
Goodman Group	1,218,680	5,516,470

RETAIL 2.9%
CFS Retail Property Trust	1,946,324	3,399,688
Westfield Corp.	1,339,307	8,736,097
		12,135,785
TOTAL AUSTRALIA		22,853,760

BERMUDA 1.1%
REAL ESTATE—HOTEL
Belmond Ltd., Class A (USD)(c)	380,148	4,432,526

CANADA 1.5%
REAL ESTATE
DIVERSIFIED 0.5%
Canadian REIT	50,544	2,189,285

OFFICE 1.0%
Allied Properties REIT	132,192	4,034,396
TOTAL CANADA		6,223,681

FRANCE 3.8%
REAL ESTATE
DIVERSIFIED 1.0%
Gecina SA	30,566	4,005,414

RETAIL 2.8%
Klepierre	161,370	7,066,386
Unibail-Rodamco	17,413	4,480,075
		11,546,461
TOTAL FRANCE		15,551,875

	Number of Shares	Value
GERMANY 2.3%
REAL ESTATE
OFFICE 0.5%
Alstria Office REIT AG(c)	163,206	$1,999,533

RESIDENTIAL 1.8%
Deutsche Annington Immobilien SE	84,823	2,461,979
Deutsche Wohnen AG	235,915	5,041,696
		7,503,675
TOTAL GERMANY		9,503,208

HONG KONG 7.8%
REAL ESTATE
DIVERSIFIED 4.2%
Henderson Land Development Co., Ltd.	623,100	4,036,386
New World Development Co., Ltd.	5,013,851	5,837,230
Sun Hung Kai Properties Ltd.	237,158	3,362,730
Wharf Holdings Ltd.	569,624	4,053,101
		17,289,447
OFFICE 1.4%
Hongkong Land Holdings Ltd. (USD)	816,143	5,549,772

RETAIL 2.2%
Link REIT	1,590,500	9,176,533
TOTAL HONG KONG		32,015,752

JAPAN 14.7%
REAL ESTATE
DIVERSIFIED 10.3%
Activia Properties	325	2,610,668
Hulic Co., Ltd.	647,400	6,847,358
Mitsubishi Estate Co., Ltd.	564,335	12,701,718
Mitsui Fudosan Co., Ltd.	412,877	12,647,005
Nomura Real Estate Master Fund	2,468	3,098,643
Sumitomo Realty & Development Co., Ltd.	127,000	4,518,965
		42,424,357
INDUSTRIALS 0.5%
Nippon Prologis REIT	895	2,081,737

OFFICE 3.1%
Hulic REIT	618	992,294
Japan Real Estate Investment Corp.	757	3,892,847

	Number of Shares	Value
Nippon Building Fund	786	$4,135,145
Nomura Real Estate Office Fund	872	3,991,283
		13,011,569
RETAIL 0.8%
AEON Mall Co., Ltd.	174,900	3,337,731
TOTAL JAPAN		60,855,394

NETHERLANDS 2.3%
REAL ESTATE
DIVERSIFIED 1.0%
Nieuwe Steen Investments NV	755,559	3,969,926

RETAIL 1.3%
Corio NV	95,151	4,666,008
Wereldhave NV	9,176	755,652
		5,421,660
TOTAL NETHERLANDS		9,391,586

NORWAY 0.4%
REAL ESTATE—OFFICE
Norwegian Property ASA(c)	1,221,698	1,827,389

SINGAPORE 4.1%
REAL ESTATE
DIVERSIFIED 2.1%
Capitaland Ltd.	1,794,000	4,500,118
City Developments Ltd.	585,804	4,417,523
		8,917,641

INDUSTRIALS 1.5%
Global Logistic Properties Ltd.	2,863,000	6,081,939
OFFICE 0.5%
Keppel REIT	2,248,245	2,097,211
TOTAL SINGAPORE		17,096,791

SPAIN 0.9%
REAL ESTATE—DIVERSIFIED
Lar Espana Real Estate Socimi SA(c)	141,444	1,670,386
Hispania Activos Inmobiliarios SA(c)	139,473	1,849,695
TOTAL SPAIN		3,520,081

	Number of Shares	Value
SWEDEN 0.7%
REAL ESTATE—DIVERSIFIED
Hemfosa Fastigheter AB(c)	185,722	$2,908,341

UNITED KINGDOM 7.6%
REAL ESTATE
DIVERSIFIED 2.3%
Land Securities Group PLC	550,328	9,269,587

INDUSTRIALS 0.5%
Segro PLC	351,274	2,067,738

OFFICE 1.2%
Derwent London PLC	114,661	5,076,457

RETAIL 2.7%
Hammerson PLC	1,206,975	11,241,171

SELF STORAGE 0.9%
Big Yellow Group PLC	447,987	3,776,522
TOTAL UNITED KINGDOM		31,431,475

UNITED STATES 46.4%
REAL ESTATE
DIVERSIFIED 3.2%
American Assets Trust	90,672	2,989,456
Forest City Enterprises, Class A(c)	104,333	2,040,753
Vornado Realty Trust	82,303	8,227,008
		13,257,217
FREE STANDING 1.0%
American Realty Capital Properties	360,389	4,346,291

HEALTH CARE 0.9%
Aviv REIT	146,822	3,868,760

HOTEL 3.4%
Extended Stay America	138,965	3,299,029
Hilton Worldwide Holdings(c)	136,730	3,367,660
Strategic Hotels & Resorts(c)	176,860	2,060,419
Sunstone Hotel Investors	374,992	5,182,389
		13,909,497
INDUSTRIALS 3.0%
First Industrial Realty Trust	168,801	2,854,425
Prologis	252,552	9,521,210
		12,375,635

	Number of Shares	Value
OFFICE 8.9%
Corporate Office Properties Trust	77,522	$1,993,866
Douglas Emmett	200,670	5,151,199
Empire State Realty Trust, Class A	218,213	3,277,559
Equity Commonwealth	104,943	2,698,085
Kilroy Realty Corp.	68,210	4,054,402
Liberty Property Trust	118,272	3,933,727
New York REIT	200,297	2,059,053
Parkway Properties	253,628	4,763,134
SL Green Realty Corp.	86,222	8,736,013
		36,667,038
RESIDENTIAL 11.0%
APARTMENT 9.8%
American Homes 4 Rent, Class A	234,338	3,957,969
Apartment Investment & Management Co.	189,228	6,021,235
Equity Residential	278,600	17,156,188
Home Properties	122,064	7,109,007
Starwood Waypoint Residential Trust	103,165	2,683,322
UDR	121,471	3,310,085
		40,237,806
MANUFACTURED HOME 1.2%
Sun Communities	101,272	5,114,236
		45,352,042
SELF STORAGE 3.6%
Extra Space Storage	68,400	3,527,388
Public Storage	43,070	7,142,729
Sovran Self Storage	54,902	4,082,513
		14,752,630
SHOPPING CENTERS 11.4%
COMMUNITY CENTER 4.9%
Brixmor Property Group	99,951	2,224,909
DDR Corp.	77,454	1,295,805
Kimco Realty Corp.	230,814	5,057,135
Regency Centers Corp.	165,435	8,905,366
Retail Properties of America, Class A	202,513	2,962,765
		20,445,980
REGIONAL MALL 6.5%
General Growth Properties	460,237	10,838,581

		Number of Shares	Value
Glimcher Realty Trust		79,847	$1,081,129
Simon Property Group		89,674	14,744,199
			26,663,909
TOTAL SHOPPING CENTERS			47,109,889
TOTAL UNITED STATES			191,638,999
TOTAL COMMON STOCK (Identified cost—$361,507,679)			409,250,858

SHORT-TERM INVESTMENTS 0.6%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, 0.00%(d)		2,500,000	2,500,000
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$2,500,000)			2,500,000
TOTAL INVESTMENTS (Identified cost—$364,007,679)	99.7%		411,750,858
OTHER ASSETS IN EXCESS OF LIABILITIES	0.3		1,385,783
NET ASSETS	100.0%		$413,136,641

Glossary of Portfolio Abbreviations

EUR	Euro Currency
REIT	Real Estate Investment Trust
USD	United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.

(a)         Illiquid security. Aggregate holdings equal 0.0% of the net assets of the Fund.

(b)         Fair valued security. This security has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Directors. Aggregate fair valued securities represent 0.0% of the net assets of the Fund.

(c)          Non-income producing security.

(d)         Rate quoted represents the annualized seven-day yield of the Fund.

Sector Summary	% of Net Assets
Diversified	27.5
Office	17.0
Residential	12.8
Retail	12.7
Shopping Centers	11.4
Industrials	6.8
Hotel	4.5
Self Storage	4.5
Free Standing	1.0
Health Care	0.9
Other	0.9
100.0

Cohen & Steers Global Realty Shares, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor) to be over-the-counter, are valued at the last sale price on the valuation date as reported by sources deemed appropriate by the Board of Directors to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at their closing net asset value.

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment advisor, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the

Cohen & Steers Global Realty Shares, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Foreign equity fair value pricing procedures utilized by the Fund may cause certain non-U.S. equity holdings to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the end of the period in which the underlying event causing the movement occurred. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. There were no transfers between Level 1 and Level 2 securities as of September 30, 2014.

The following is a summary of the inputs used as of September 30, 2014 in valuing the Fund’s investments carried at value:

Cohen & Steers Global Realty Shares, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

	Total	Quoted Prices In Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock-Australia	$22,853,760	$22,853,760	$—	$—	(a)
Common Stock-Other Countries	386,397,098	386,397,098	—	—
Money Market Funds	2,500,000	—	2,500,000	—
Total Investments(b)	$411,750,858	$409,250,858	$2,500,000	$—

(a) BGP Holdings PLC was acquired via a spinoff and has been fair valued, by the Valuation Committee, at zero pursuant to the Fund’s fair value procedures and classified as a Level 3 security.

(b) Portfolio holdings are disclosed individually on the Schedule of Investments.

Note 2.   Income Tax Information

As of September 30, 2014, the federal tax cost and net unrealized appreciation and depreciation in value of securities held were as follows:

Cost for federal income tax purposes	$364,007,679
Gross unrealized appreciation	$54,312,450
Gross unrealized depreciation	(6,569,271)
Net unrealized appreciation	$47,743,179

Item 2. Controls and Procedures

(a)                                 The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                 Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS GLOBAL REALTY SHARES, INC.

By:	/s/Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: November 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Adam M. Derechin	By:	/s/James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and Principal		Title: Treasurer and Principal
	Executive Officer		Financial Officer

Date: November 25, 2014